Income Taxes - Schedule of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 6,449	$ 5,191	$ 3,151
Deferred	170	(410)	11
Income tax expense	$ 6,619	$ 4,781	$ 3,162